Note 18 - Financial Instruments Carried at Fair Value (Details) - USD ($)							6 Months Ended	12 Months Ended
	Nov. 24, 2015	Nov. 24, 2014	Aug. 04, 2014	Apr. 10, 2014	Jan. 03, 2014	Dec. 10, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jan. 31, 2014	Sep. 03, 2013	Oct. 13, 2009
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net								$ (127,000)	$ (4,480,000)	$ 278,000
Derivative Liability, Fair Value, Gross Liability								0	0
Derivative, Fair Value, Net								$ 10,067,000	$ 39,300,000
Fair Value Assumptions, Expected Volatility Rate							176.00%
Fair Value Assumptions, Expected Dividend Rate							0.00%
Fair Value Assumptions, Risk Free Interest Rate							1.78%	1.31%	1.78%
Derivative, Notional Amount								$ 10,069,000	$ 39,429,000
Line of Credit Facility, Maximum Borrowing Capacity														$ 300
Accounts Payable, Trade, Current								15,149,000	14,210,000
Gain (Loss) on Extinguishment of Debt	$ 1,470,000							3,424,000
Gain (Loss) on Derivative Instruments, Net, Pretax								$ (127,000)	$ (5,231,000)	262,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				9,000	1			547,919
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.0001	$ 6.6	$ 13,125,000		$ 135,000,000
Proceeds from Issuance of Warrants							$ 6,400,000			250,000
Warrants Not Settleable in Cash, Fair Value Disclosure			$ 7,745,000	$ 1,492,000	$ 113,000		$ 6,122,000
Class of Warrant or Right, Outstanding (in Shares)							1
Allocated Share-based Compensation Expense			7,745,000
Director [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 0.01
Proceeds from Issuance of Warrants						$ 217,000
Warrants Not Settleable in Cash, Fair Value Disclosure						$ 217,000
Second Issuance [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 16,875,000
Warrants Not Settleable in Cash, Fair Value Disclosure					$ 56,000
Series B Preference Shares [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt								$ 20,000
Class of Warrant or Right, Exchanged During Period, Value	5,642,000
Series B Preference Shares [Member] | Chief Financial Officer [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Issued During Period, Value	$ 2,094,000
Series A-1 Preference Shares [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Share Price (in Dollars per share)								$ 10,000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares (in Shares)	536,000
Series B Preferred Stock [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Exchanged During Period, Value		$ 5,656,000
Series B Preferred Stock [Member] | Chief Financial Officer [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Issued During Period, Value		$ 2,094,000
Convertible Common Stock [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Exchanged During Period, Value								$ 68,000
Fair Value Option, Other Eligible Items [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate								318.00%	309.00%
Fair Value Assumptions, Expected Dividend Rate								0.00%	0.00%
Fair Value Assumptions, Expected Term								3 years
Share Price (in Dollars per share)								$ 0.0001	$ 0.03
Warrant [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate				200.00%
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Risk Free Interest Rate				2.65%
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			$ 7,745,000
Warrant [Member] | First Issuance [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate					183.00%
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Risk Free Interest Rate					1.73%
Warrant [Member] | Second Issuance [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate					183.00%
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Risk Free Interest Rate					1.73%
Vendors [Member] | Series B Preference Shares [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative, Notional Amount	$ 6,829,000
Dominion Capital LLC [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax								$ (127,000)	$ (5,231,000)
New Coal Holding LLC [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									300,000
Investment Bank of Greece [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)															1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)															$ 3,240,000
Debt Issuance Costs, Net															$ 3,940,000
Deferred Finance Costs, Write Offs											$ 1,860,000
Interest Rate Swap [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Interest Rate Derivative Liabilities, at Fair Value									269
Interest Rate Derivatives, at Fair Value, Net									269,000
Derivative, Gain (Loss) on Derivative, Net										498,000
Interest Rate Swap [Member] | Accrued Liabilities, Current [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Interest Rate Derivative Liabilities, at Fair Value								1,562	1,475
Convertible Notes and Loans 1 [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative, Fair Value, Net								220,000
Dominion Capital LLC [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative Liability, Notional Amount												$ 200,000
Derivative, Fixed Interest Rate												12.00%	12.00%
Dominion Capital LLC [Member] | Dominion Capital LLC [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative Liability, Notional Amount													$ 200,000
Convertible Notes and Loans 3 [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative, Fair Value, Net								220,000	6,290,000
Derivative, Notional Amount								220,000	6,330,000	$ 3,051,000
Vendors [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative, Fair Value, Net								5,007,000	13,378,000
Derivative, Notional Amount								5,007,000	$ 13,378,000
Accounts Payable, Trade, Current								$ 697,000
Settlement Agreement [Member] | Vendors [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative, Notional Amount	$ 1,365,000
Minimum [Member] | Fair Value Option, Other Eligible Items [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term									4 years 146 days
Maximum [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term							10 years
Maximum [Member] | Fair Value Option, Other Eligible Items [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term									10 years
Maximum [Member] | Warrant [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term				10 years	5 years
Maximum [Member] | Warrant [Member] | Second Issuance [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term					5 years